UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $305,588 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA AIR GROUP INC           COM              011659109    13790   393329 SH       SOLE                   393329
ALERE INC                      COM              01449J105    17839   915306 SH       SOLE                   915306
APPLE INC                      COM              037833100    33022    49500 SH       SOLE                    49500
BANK OF AMERICA CORPORATION    COM              060505104     6711   759986 SH       SOLE                   759986
CBS CORP NEW                   CL B             124857202     8987   247364 SH       SOLE                   247364
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    19712   262613 SH       SOLE                   262613
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       67     4037 SH       SOLE                     4037
CREDIT ACCEP CORP MICH         COM              225310101    12615   147532 SH       SOLE                   147532
DELL INC                       COM              24702R101     6518   661359 SH       SOLE                   661359
GOLDMAN SACHS GROUP INC        COM              38141G104     5548    48800 SH       SOLE                    48800
GOOGLE INC                     CL A             38259P508    35620    47210 SH       SOLE                    47210
INTERACTIVE BROKERS GROUP IN   COM              45841N107     7550   538512 SH       SOLE                   538512
LIBERTY GLOBAL INC             COM SER A        530555101    13898   228780 SH       SOLE                   228780
LIVE NATION ENTERTAINMENT IN   COM              538034109     2946   342168 SH       SOLE                   342168
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5179   209500 SH       SOLE                   209500
MELCO CROWN ENTMT LTD          ADR              585464100    13593  1008409 SH       SOLE                  1008409
ORACLE CORP                    COM              68389X105     9438   300000 SH       SOLE                   300000
PENN NATL GAMING INC           COM              707569109    14763   342363 SH       SOLE                   342363
QUALITY DISTR INC FLA          COM              74756M102     3917   423422 SH       SOLE                   423422
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108    18402   402752 SH       SOLE                   402752
TEEKAY CORPORATION             COM              Y8564W103    17045   546305 SH       SOLE                   546305
VALEANT PHARMACEUTICALS INTL   COM              91911K102    26865   486076 SH       SOLE                   486076
WESTERN UN CO                  COM              959802109    11563   634628 SH       SOLE                   634628